FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Interest earned on the Trust Account		$ 1,328,243
Amount withdrawn for redemption of shares		$ 93,010,772
Asset transfer, into level 3	$ 0
Asset transfer, out of level 3	0
Liabilities transfer, into level 3	0
Liabilities transfer, out of level 3	$ 0
Due to Non-Redeeming Stockholders Current [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Sale of stock (per share)	$ 0.04	$ 0.04
US Mutual Funds [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
U.S. Mutual Funds Held in Trust Account	$ 26,711,906	$ 26,711,906	$ 118,377,460